Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000005469 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000005469 | Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000005469 | Netflix
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000005469 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000005469 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000005469 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000005469 | Apple
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000005469 | T-Mobile U.S.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000005469 | Booking Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000005469 | Spotify Technology
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000005469 | U.S. Internet Media/Advertising
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000005469 | Direct-to-Consumer Subscription Services
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000005469 | U.S. Wireless
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000005469 | Digital Systems
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000005469 | Infrastructure and Developer Tool Software
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000005469 | U.S. Internet Retail
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000005469 | Consumer Electronics
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000005469 | U.S. Internet Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000005469 | Processors
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000169955 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000169955 | Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000169955 | Netflix
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000169955 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000169955 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000169955 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000169955 | Apple
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000169955 | T-Mobile U.S.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000169955 | Booking Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000169955 | Spotify Technology
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000169955 | U.S. Internet Media/Advertising
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000169955 | Direct-to-Consumer Subscription Services
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000169955 | U.S. Wireless
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000169955 | Digital Systems
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000169955 | Infrastructure and Developer Tool Software
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000169955 | U.S. Internet Retail
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000169955 | Consumer Electronics
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000169955 | U.S. Internet Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000169955 | Processors
Holdings [Line Items]
Percent of Net Asset Value	4.10%